Share-Based Compensation (Compensation Expense for all Employee and Director Share-based Compensation Plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 63	$ 198
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	11	14
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	13	104
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	33	47
Stock Appreciation Rights (SAR) and Tandem Stock Appreciation Rights (TSAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	4	21
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 2	$ 12